Basis of preparation (Details 4)	12 Months Ended
	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022 ₨ / shares
Changes In Earnings Per Share [Line Items]
Basic earnings per share | (per share)	₨ 0.92	$ 0.01	₨ 3.69	₨ 6.89
Diluted earnings per share | (per share)	0.91	$ 0.01	₨ 3.64	₨ 6.73
Previously Reported [Member]
Changes In Earnings Per Share [Line Items]
Basic earnings per share	0.27
Diluted earnings per share	0.26
Revision of Prior Period, Adjustment [Member]
Changes In Earnings Per Share [Line Items]
Basic earnings per share	0.92
Diluted earnings per share	₨ 0.91